CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED BALANCE SHEETS [Abstract]
Common Stock Par value	$ 1	$ 1
Common Stock Shares Authorized	50,000,000	50,000,000
Common Stock Shares Issued	20,000	20,000
Common Stock Shares Outstanding	20,000	20,000